Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MoA Funds Corp
Prospectus Date	rr_ProspectusDate	May 01, 2024
MoA International Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MoA International FundMay 1, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 20.14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.14%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, at least 80% of the Fund’s total assets are invested, directly or indirectly, in stocks of large and mid-cap companies in developed market countries located outside the United States and Canada represented in the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”) through the purchase of such stocks directly, through exchange traded funds designed to track the MSCI EAFE Index, and/or through American Depository Receipts (“ADRs”). The Fund may not, however, invest in all of the countries represented in the MSCI EAFE Index or all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. The Fund may invest in securities and/or exchange traded funds that invest in countries or securities that may not be included in the MSCI EAFE Index.In selecting individual stocks, the Fund will invest primarily in a diversified universe of companies included in the MSCI EAFE Index that Mutual of America Capital Management LLC (the “Adviser”) believes to possess the potential for capital appreciation. The Adviser will primarily use multi-factor models to identify stocks and/or ADRs of foreign companies that have the potential to outperform their peers based on criteria such as more attractive valuations and/or fundamentals. The Adviser will sell securities when more attractive alternatives are found, or when it is necessary to bring sector and/or country weights back within desired ranges relative to the benchmark.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the annual return and average annual returns of the Fund. Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods.A fund’s past performance does not necessarily indicate how it will perform in the future.For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.468.3785
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	mutualofamerica.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Performing QuartersQuarter/YearTotal ReturnBestFourth quarter 202218.65%WorstFirst quarter 2020-23.27%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2023)
MoA International Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund, loss of money is a risk of investing in the Fund.
MoA International Fund | General risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
MoA International Fund | Market risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
MoA International Fund | Active Management risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
MoA International Fund | Company risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.
MoA International Fund | Large Cap risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
MoA International Fund | Mid Cap risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at reasonable prices.
MoA International Fund | Stock risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
MoA International Fund | Foreign Investment risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.
MoA International Fund | Eurozone Investment risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Eurozone Investment risk: The United Kingdom’s recent departure from the European Union, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
MoA International Fund | Depositary Receipts risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts risk: The Fund may invest in securities of foreign issuers in the form of depositary receipts, including ADRs, some of which are not obligated to disclose material information. Depositary Receipts are also generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
MoA International Fund | ETF risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF risk: ETFs generally invest substantially all of their assets in securities and are traded on stock exchanges. Their net asset values may differ from the prices of the ETF shares offered on the exchanges.
MoA International Fund | Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Trading Risk: ETF shares are listed on exchanges for which there can be no assurance that they will maintain the listing. Also there is no assurance that an active trading market will develop, creating illiquidity and resulting in price volatility. The market price of an ETF may trade at a premium or discount to its net asset value. Trading in ETFs may be halted because of market conditions or extraordinary market volatility.
MoA International Fund | Investment Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Company Risk: The cost of investing in the Fund is higher because in addition to the Fund’s direct fees and expenses, it also indirectly bears fees and expenses charged by the underlying ETFs. The underlying ETFs may change their investment objectives or policies without the approval of the Fund, causing the Fund to withdraw its investment at a possibly inopportune time.
MoA International Fund | Leveraging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leveraging Risk: ETFs may borrow money or otherwise leverage their holdings by investing in collateral from securities loans and by borrowing money to meet redemption requests. This leveraging results in more volatility and a compounding of all other risks.
MoA International Fund | Passive Investment risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk: Many ETFs are not actively managed; rather the underlying ETF invests in securities that represent its underlying Index, regardless of its investment merit or market trends. Also, an underlying ETF is more susceptible to declines in the market because the underlying ETFs generally do not change their investment strategies to respond to changes in the economy.
MoA International Fund | Tracking Error Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk: Imperfect correlation between the securities of an ETF and those in the Index it intends to track, rounding of prices, changes to the indices and regulatory policies may cause the performance of an ETF to not match the performance of its Index.
MoA International Fund | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk: An underlying ETF may value certain securities at higher prices than the prices at which it can sell them.
MoA International Fund | Models and Data risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Models and Data risk: Quantitative models or related data used in managing the Fund may fail to identify profitable opportunities. In addition, failures to properly gather, organize, and analyze large amounts of data or errors in a model or data, or in the application of such models, may result in, among other things, execution and investment allocation failures and investment losses. For example, the models may incorrectly identify opportunities or data used in the construction and application of models may prove to be inaccurate or stale, which may result in misidentified opportunities that may lead to substantial losses for the Fund. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.
MoA International Fund | MoA International Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.32%
1 Year	rr_ExpenseExampleYear01	$ 33
3 Years	rr_ExpenseExampleYear03	120
5 Years	rr_ExpenseExampleYear05	235
10 Years	rr_ExpenseExampleYear10	$ 574
2014	rr_AnnualReturn2014	(6.03%)
2015	rr_AnnualReturn2015	(0.63%)
2016	rr_AnnualReturn2016	1.69%
2017	rr_AnnualReturn2017	24.47%
2018	rr_AnnualReturn2018	(13.36%)
2019	rr_AnnualReturn2019	21.01%
2020	rr_AnnualReturn2020	8.19%
2021	rr_AnnualReturn2021	10.37%
2022	rr_AnnualReturn2022	(11.09%)
2023	rr_AnnualReturn2023	19.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.27%)
Past One Year	rr_AverageAnnualReturnYear01	19.55%
Past Five Years	rr_AverageAnnualReturnYear05	8.96%
Past Ten Years	rr_AverageAnnualReturnYear10	4.63%
MoA International Fund | Return after taxes on distributions | MoA International Fund
Risk Return Abstract	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	16.95%
Past Five Years	rr_AverageAnnualReturnYear05	6.55%
Past Ten Years	rr_AverageAnnualReturnYear10	2.98%
MoA International Fund | Return after taxes on distributions and sales of shares | MoA International Fund
Risk Return Abstract	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	11.45%
Past Five Years	rr_AverageAnnualReturnYear05	6.22%
Past Ten Years	rr_AverageAnnualReturnYear10	2.99%
MoA International Fund | MSCI EAFE Index (Index reflects no deduction for fees and expenses)
Risk Return Abstract	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	18.24%
Past Five Years	rr_AverageAnnualReturnYear05	8.16%
Past Ten Years	rr_AverageAnnualReturnYear10	4.28%

[1]	Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
[2]	The Adviser has contractually agreed to a waiver of 0.15% of the Fund’s management fees. This contractual obligation may not be terminated before April 30, 2026.